Amounts Due to Related Parties (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Amounts Due To Related Parties
Schedule of Due to Related Parties

Amounts due to related parties as of March 31, 2023 consisted of the following:

	Bristol Capital, LLC	Bristol Investment Fund, Ltd.	Barlock 2019 Fund, LP	Total
Accrued interest and expenses	$375,000	$1,899,074	$985,923	$3,259,997
Current secured convertible debenture	—	2,496,850	2,496,850	4,993,700
Total	$375,000	$4,395,924	$3,482,773	$8,253,697

Amounts due to related parties as of December 31, 2022 consisted of the following:

	Bristol Capital, LLC	Bristol Investment Fund, Ltd.	Barlock 2019 Fund, LP	Total
Accrued interest and expenses	$318,750	$1,825,195	$912,044	$3,055,989
Current secured convertible debenture	—	2,496,850	2,496,850	4,993,700
Total	$318,750	$4,322,045	$3,408,894	$8,049,689

Amounts due to related parties as of December 31, 2022 consisted of the following:

	Bristol Capital, LLC	Bristol Investment Fund, Ltd.	Barlock 2019 Fund, LP	Total
Accrued Interest and expenses	$318,750	$1,825,195	$912,044	$3,055,989
Current secured convertible debentures	—	2,496,850	2,496,850	4,993,700
Total	$318,750	$4,322,045	$3,408,894	$8,049,689

Amounts due to related parties as of December 31, 2021 consisted of the following:

	Bristol Capital, LLC	Bristol Investment Fund, Ltd.	Barlock 2019 Fund, LP	Total
Accrued Interest and expenses	$93,750	$1,525,479	$612,329	$2,231,558
Current secured convertible debenture	—	2,500,000	—	2,500,000
Non-current secured convertible debenture	—	—	2,500,000	2,500,000
Total	$93,750	$4,025,479	$3,112,329	$7,231,558